Intangible Assets - Additional Information (Detail) - TWD ($) $ in Millions	1 Months Ended		12 Months Ended
	Nov. 30, 2017	Dec. 31, 2015	Dec. 31, 2017
Disclosure of detailed information about intangible assets [Line Items]
4G concession fees	$ 10,935	$ 9,955
Computer software [Member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives			P1Y
Computer software [Member] | Top of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives			P10Y
Others [Member] | Bottom of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives			P1Y
Others [Member] | Top of range [Member]
Disclosure of detailed information about intangible assets [Line Items]
Estimated useful lives			P20Y